Employee benefits (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 1,986	$ 1,452
Current	1,944	1,421
Non-current	42	31
Variable Compensation Program [Member]
IfrsStatementLineItems [Line Items]
Total	464	489
Accrued Vacation [Member]
IfrsStatementLineItems [Line Items]
Total	574	505
Salaries And Related Charges And Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Total	343	327
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Total	$ 605	$ 131